13. BORROWINGS AND FINANCING (Details 1) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)		Dec. 31, 2020 BRL (R$)		Dec. 31, 2020 EUR (€)
BorrowingsAndFinancingLineItems [Line Items]
Total debt			R$ 35,370,611
Local currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Average interest rate	2.82%	[1]	2.82%	[1]	2.82%	[1]
Total debt			R$ 9,998,586
USD
BorrowingsAndFinancingLineItems [Line Items]
Average interest rate	6.63%	[1]	6.63%	[1]	6.63%	[1]
Total debt | $	$ 24,901,552
Euro [member]
BorrowingsAndFinancingLineItems [Line Items]
Average interest rate	1.50%	[1]	1.50%	[1]	1.50%	[1]
Total debt | €					€ 470,473

[1]	To determine the average interest rate on debt contracts with floating rates, the Company used the rates applied on December 31, 2020. In The Company, it considers the interest rate of the contracts intercompany.